Debt (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Short- and Long-Term Debt
14.	Debt

a) The Company’s short- and long-term debt consists of the following:

At December 31, 2016
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	5.625%	2017	Ps.	12,088,686
	Fixed-rate Senior notes (i)	5.000%	2019		15,548,550
	Fixed-rate Senior notes (i)	5.500%	2019		7,823,657
	Fixed-rate Senior notes (i)	5.000%	2020		44,050,390
	Fixed-rate Senior notes (i)	3.125%	2022		33,170,240
	Fixed-rate Senior notes (i)	6.375%	2035		20,344,345
	Fixed-rate Senior notes (i)	6.125%	2037		7,654,551
	Fixed-rate Senior notes (i)	6.125%	2040		25,914,250
	Fixed-rate Senior notes (i)	6.125%	2040		15,548,550
	Fixed-rate Senior notes (i)	4.375%	2042		23,841,110

	Subtotal U.S. dollars			Ps.	205,984,329

Mexican pesos
	Domestic Senior notes (ii)	8.390%	2017	Ps.	2,000,000
	Domestic Senior notes (ii)	8.110%	2018		1,750,000
	Domestic Senior notes (ii)	8.270%	2018		1,160,109
	Domestic Senior notes (ii)	8.600%	2020		7,000,000
	Domestic Senior notes (ii)	0.000%	2025		4,133,793
	Domestic Senior notes (ii)	8.360%	2037		5,000,000
	Fixed-rate Senior notes (i)	6.000%	2019		10,000,000
	Fixed-rate Senior notes (i)	6.450%	2022		22,500,000
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700

	Subtotal Mexican pesos			Ps.	72,415,602

Euros
	Fixed-rate Senior notes (i)	4.250%	2017	Ps.	10,962,292
	Fixed-rate Senior notes (i)	3.750%	2017		21,803,213
	Fixed-rate Senior notes (i)	1.000%	2018		13,081,928
	Fixed-rate Senior notes (i)	4.125%	2019		21,803,213
	Exchangeable Bonds (i)	0.000%	2020		61,961,244
	Fixed-rate Senior notes (i)	3.000%	2021		21,803,213
	Fixed-rate Senior notes (i)	3.125%	2021		17,399,163
	Fixed-rate Senior notes (i)	4.000%	2022		18,067,554
	Fixed-rate Senior notes (i)	4.750%	2022		16,352,410
	Fixed-rate Senior notes (i)	3.500%	2023		7,047,557
	Fixed-rate Senior notes (i)	3.259%	2023		16,352,410
	Fixed-rate Senior notes (i)	1.500%	2024		18,532,731
	Fixed-rate Senior notes (i)	1.500%	2026		10,901,607
	Fixed-rate Senior notes (i)	2.125%	2028		14,172,089

	Subtotal Euros			Ps.	270,240,624

Pound sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	12,791,274
	Fixed-rate Senior notes (i)	5.750%	2030		16,628,656
	Fixed-rate Senior notes (i)	4.948%	2033		7,674,764
	Fixed-rate Senior notes (i)	4.375%	2041		19,186,911

	Subtotal Pound sterling			Ps.	56,281,605

Swiss francs
	Fixed-rate Senior notes (i)	2.000%	2017	Ps.	5,493,109
	Fixed-rate Senior notes (i)	1.125%	2018		11,189,666

	Subtotal Swiss francs			Ps.	16,682,775

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	2,306,643

	Subtotal Japanese yen			Ps.	2,306,643

Chilean pesos
	Fixed-rate Senior notes (i)	3.961%	2035	Ps.	4,079,443

	Subtotal Chilean pesos			Ps.	4,079,443

	Subtotal other currencies			Ps.	6,386,086

Hybrid Notes
Euros
	Euro NC5 Series A Capital Securities (iv)	5.125%	2073	Ps.	19,622,892
	Euro NC10 Series B Capital Securities (iv)	6.375%	2073		11,991,767

	Subtotal Euros			Ps.	31,614,659

Pound sterling
	GBP NC7 Capital Securities (iv)	6.375%	2073	Ps.	14,070,401

	Subtotal Pound sterling			Ps.	14,070,401

	Subtotal Hybrid Notes			Ps.	45,685,060

Lines of Credit and others
U.S. dollars
	Lines of credit (iii)	1.500% - 8.500%	2017	Ps.	14,929,806
Mexican pesos
	Lines of credit (iii)	TIIE + 0.150% - TIIE + 2.000%	2017	Ps.	15,111,048
Euros
	Lines of credit (iii)	3.525%	2018	Ps.	491,144
Brazilian reals
	Lines of credit (iii)	3.000% - 9.500%	2018 - 2021	Ps.	3,467,091
Chilean pesos
	Financial Leases	8.700% - 8.970%	2018 - 2027	Ps.	126,233

	Subtotal lines of credit and others			Ps.	34,125,322

	Total debt			Ps.	707,801,403

	Less: Short-term debt and current portion of long-term debt				82,607,259
	Long-term debt			Ps.	625,194,144

At December 31, 2017
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	5.000%	2019	Ps.	14,840,025
	Fixed-rate Senior notes (i)	5.500%	2019		7,467,145
	Fixed-rate Senior notes (i)	5.000%	2020		42,043,077
	Fixed-rate Senior notes (i)	3.125%	2022		31,658,720
	Fixed-rate Senior notes (i)	6.375%	2035		19,417,282
	Fixed-rate Senior notes (i)	6.125%	2037		7,305,744
	Fixed-rate Senior notes (i)	6.125%	2040		39,573,400
	Fixed-rate Senior notes (i)	4.375%	2042		22,754,705

	Subtotal U.S. dollars			Ps.	185,060,098

Mexican pesos
	Domestic Senior notes (ii)	8.110%	2018	Ps.	1,750,000
	Domestic Senior notes (ii)	8.270%	2018		1,160,110
	Domestic Senior notes (ii)	8.600%	2020		7,000,000
	Domestic Senior notes (ii)	0.000%	2025		4,409,873
	Domestic Senior notes (ii)	8.360%	2037		5,000,000
	Fixed-rate Senior notes (i)	6.000%	2019		10,000,000
	Fixed-rate Senior notes (i)	6.450%	2022		22,500,000
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700

	Subtotal Mexican pesos			Ps.	70,691,683

Euros
	Fixed-rate Senior notes (i)	1.000%	2018	Ps.	14,252,360
	Fixed-rate Senior notes (i)	4.125%	2019		23,753,933
	Exchangeable Bonds (i)	0.000%	2020		67,504,878
	Fixed-rate Senior notes (i)	3.000%	2021		23,753,933
	Fixed-rate Senior notes (i)	3.125%	2021		18,727,775
	Fixed-rate Senior notes (i)	4.000%	2022		19,333,685
	Fixed-rate Senior notes (i)	4.750%	2022		17,815,450
	Fixed-rate Senior notes (i)	3.500%	2023		7,594,262
	Fixed-rate Senior notes (i)	3.259%	2023		17,815,450
	Fixed-rate Senior notes (i)	1.500%	2024		20,190,843
	Fixed-rate Senior notes (i)	1.500%	2026		17,815,450
	Fixed-rate Senior notes (i)	2.125%	2028		15,440,057

	Subtotal Euros			Ps.	263,998,076

Pound sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	13,368,884
	Fixed-rate Senior notes (i)	5.750%	2030		17,379,549
	Fixed-rate Senior notes (i)	4.948%	2033		8,021,330
	Fixed-rate Senior notes (i)	4.375%	2041		20,053,326

	Subtotal Pound sterling			Ps.	58,823,089

Swiss francs
	Fixed-rate Senior notes (i)	1.125%	2018	Ps.	11,169,748

	Subtotal Swiss francs			Ps.	11,169,748

Brazilian reals
	Domestic Senior notes (ii)	102.9% of CDI	2020	Ps.	8,972,204
	Domestic Senior notes (ii)	102.4% of CDI	2019		5,981,469
	Domestic Senior notes (ii)	103.9% of CDI	2019		5,981,469

	Subtotal Brazilian reals			Ps.	20,935,142

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	2,282,608

	Subtotal Japanese yen			Ps.	2,282,608

Chilean pesos
	Fixed-rate Senior notes (i)	3.961%	2035	Ps.	4,312,424

	Subtotal Chilean pesos			Ps.	4,312,424

	Subtotal other currencies			Ps.	6,595,032

Hybrid Notes
Euros
	Euro NC5 Series A Capital Securities (iv)	5.125%	2073	Ps.	21,378,540
	Euro NC10 Series B Capital Securities (iv)	6.375%	2073		13,064,663

	Subtotal Euros			Ps.	34,443,203

Pound sterling
	GBP NC7 Capital Securities (iv)	6.375%	2073	Ps.	14,705,772

	Subtotal Pound sterling			Ps.	14,705,772

	Subtotal Hybrid Notes			Ps.	49,148,975

Lines of Credit & others
U.S. dollars
	Lines of credit (iii)	L + 0.020% & 1.500% -7.250%	2018 - 2019	Ps.	14,474,350
Mexican pesos
	Lines of credit (iii)	TIIE + 0.040% -TIIE + 0.175%	2018 - 2019	Ps.	12,500,000
Brazilian reals
	Lines of credit (iii)	107.000% of CDI -TJLP + 3.500% & 3.000% -9.500%	2018 - 2027	Ps.	4,389,260
Chilean pesos
	Financial Leases	8.700% - 8.970%	2018 - 2027	Ps.	99,446

	Subtotal Lines of Credit and others			Ps.	31,463,056

	Total debt			Ps.	697,884,899

	Less: Short-term debt and current portion of long-term debt				51,745,841

	Long-term debt			Ps.	646,139,058

Summary of Short Term Debt Maturities

An analysis of the Company’s short-term debt maturities as of December 31, 2016, and December 31, 2017, is as follows:

	2016	2017
Domestic Senior Notes	Ps. 2,000,000	Ps. 2,910,110
International Senior Notes	50,955,191	26,084,386
Lines of credit	29,619,908	22,714,383
Financial Leases	32,160	36,962

Total	Ps. 82,607,259	Ps. 51,745,841

Weighted average interest rate	5.1%	4.0%

Summary of Long Term Debt Maturities	The Company’s long-term debt maturities as of December 31, 2017 are as follows:

Years	Amount
2019	Ps.	76,492,210
2020		126,769,569
2021		42,453,673
2022 and thereafter		400,423,606

Total	Ps.	646,139,058

Summary of Senior Notes Outstanding

The outstanding Senior Notes at December 31, 2016, and December 31, 2017, are as follows:

Currency*	2016	2017
U.S. dollars	Ps. 205,984,329	Ps. 185,060,098
Mexican pesos	72,415,602	70,691,683
Euros**	270,240,624	263,998,076
Pound sterling**	56,281,605	58,823,089
Swiss francs	16,682,775	11,169,748
Japanese yens	2,306,643	2,282,608
Brazilian reals	—	20,935,142
Chilean pesos	4,079,443	4,312,424

*	Thousands of Mexican pesos
**	Includes secured and unsecured senior notes.